Alpine Municipal Money Market Fund
Alpine Municipal Money Market Fund
Investment Objective
The investment objective of Alpine Municipal Money Market Fund is to seek high federally tax-exempt current income consistent with preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Alpine Municipal Money Market Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alpine Municipal Money Market Fund Investor Class
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.49%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Alpine Municipal Money Market Fund Investor Class	50	157	274	615

Principal Investment Strategies

Alpine Municipal Money Market Fund is managed to seek attractive yields and seeks to maintain a stable share price of  $1.00. The Fund invests in a variety of high-quality, short-term municipal securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the federal alternative minimum tax (“AMT”). These obligations include high quality, short-term debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. As a money market fund, the Fund complies with Securities and Exchange Commission (“SEC”) rules relating to the quality, maturity, liquidity and diversification of its portfolio investments that are designed to promote price stability.

The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the AMT. If this is the case, the Fund’s net return to those investors may be lower than to investors not subject to AMT. The Fund may also invest its assets in the securities of other investment companies to the extent permitted by the 1940 Act.

Principal Investment Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from federal tax consistent changes in interest rates.

Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

Liquidity Risk — Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with preservation of capital similar investment goals.

Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risk — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

Redemption Risk — The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a  $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Regulatory Risk — The SEC recently amended the rules governing money market funds. In addition, the SEC continues to review the regulation of such funds. Any further changes by the SEC or additional legislative developments may affect the Alpine Municipal Money Market Fund’s operations, investment strategies, performance and yield.

Performance

The bar chart and table below show how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund for full calendar years. The table below it compares the performance of the Alpine Municipal Money Market Fund over time to the Fund’s benchmark. The chart and table assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com.

Alpine Municipal Money Market Fund Calendar Year Total Returns as of 12/31 Each Year

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund:

Best Quarter		Worst Quarter
0.93%	9/30/2007	0.03%	3/31/2010

The 7-day yield for the period ended December 31, 2010 for the Alpine Municipal Money Market Fund was 0.29%.

Average Annual Total Returns (For the periods ending December 31, 2010)
Average Annual Total Returns Alpine Municipal Money Market Fund	1 Year	5 Years	Since Inception	Inception Date
Investor Class	0.21%	2.14%	1.92%	Dec 5, 2002
Lipper Tax-Exempt Money Market Funds Average (reflects no deduction for fees, expenses or taxes)	0.03%	1.56%	1.36%	Dec 5, 2002

Performance data quoted represents past performance and is not predictive of future results. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by calling 1-888-785-5578.

Investor Class | Alpine Ultra Short Tax Optimized Income Fund
Alpine Ultra Short Tax Optimized Income Fund
Investment Objective
The investment objective of Alpine Ultra Short Tax Optimized Income Fund is to seek high after-tax current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Alpine Ultra Short Tax Optimized Income Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed within 30 days or less of purchase)	0.25%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Alpine Ultra Short Tax Optimized Income Fund
Management Fees (as a percentage of Assets)		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses		0.78%
Less: Fee Waiver / Expense Reimbursements		(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursements	[1]	0.70%
[1]	Effective December 1, 2009, Alpine Woods Capital Investors, LLC (the "Adviser") has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 0.70% of the Fund's Investor class' average net assets. Subject to annual approval by the Board of Trustees of the Alpine Income Trust (the "Board of Trustees"), this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination. Prior to December 1, 2009, the expense cap was 0.60%. "Total Annual Operating Expenses after Fee Waiver / Expense Reimbursements" have been restated to reflect the current expense cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Alpine Ultra Short Tax Optimized Income Fund	72	242	426	959

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of municipal obligations that pay interest that is free from federal income tax (other than federal alternative minimum tax (“AMT”) and taxable debt obligations. The Fund expects that at least 80% of its net assets will normally be invested in tax-exempt obligations. The taxable debt obligations in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, U.S. corporate debt obligations, mortgage-related and asset-backed securities and money market instruments. In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. It is expected that the Fund’s average portfolio maturity, at the time of purchase, will range from 30 days to three years depending on market conditions. The obligations in which the Fund invests must, at the time of purchase, be rated investment grade, as determined by the various rating agencies, or if unrated, of comparable quality as determined by the Adviser.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest and seeks to enhance performance and manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund. The Adviser also considers economic factors to develop strategic forecasts as to the direction of interest rates which are then used to establish the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary. The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Tax Optimized Strategy. The Fund attempts to achieve high after-tax returns, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations. Through a variety of tax-efficient strategies, the Adviser seeks to limit the portion of the Fund’s distributions that will be taxable as ordinary income. The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. It is possible to lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program.

•	Derivative Securities Risk — The Fund may invest in municipal derivative securities which are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

•	Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

•	Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

•	Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

•	Liquidity Risk — Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•	Mortgage Related and Asset Backed Securities Risk — These securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the owner. This could reduce the Fund’s share price and its income distributions.

•	Tax Risk — Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Additionally, maximizing after-tax income may require trade-offs that reduce pre-tax income. The Fund’s tax-efficient strategies may reduce the taxable income of the Fund’s shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.

Performance

The bar chart and table below show how the Fund has performed and provides some indication of the risks of investing in Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Investor Class of the Fund for full calendar years. The table below it compares the performance of the Alpine Ultra Short Tax Optimized Income Fund over time to the Fund’s benchmarks. The chart and table assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com.

Alpine Ultra Short Tax Optimized Income Fund Calendar Year Total Returns as of 12/31 Each Year: Investor Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
2.47%	6/30/2003	(0.58)%	6/30/2004

Average Annual Total Returns (For the periods ending December 31, 2010)
Average Annual Total Returns Alpine Ultra Short Tax Optimized Income Fund	1 Year	5 Years	Since Inception	Inception Date
Investor Class	1.30%	3.27%	3.11%	Dec 6, 2002
Investor Class - Return After Taxes on Distributions	1.30%	3.13%	2.80%	Dec 6, 2002
Investor Class - Return After Taxes on Distributions and Sale of Fund Shares	1.33%	3.12%	2.80%	Dec 6, 2002
Investor Class - Lipper Short Municipal Debt Funds Average (reflects no deduction for fees, expenses or taxes)	1.21%	2.55%	2.18%	Dec 6, 2002
Investor Class - Barclays Capital Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes)	1.17%	3.35%	2.67%	Dec 6, 2002

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578. Performance data shown does not reflect the 0.25% redemption fee imposed on shares held for fewer than 30 days. If it did, total returns would be reduced.

After-tax returns are calculated using the historical highest individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Adviser Class | Alpine Ultra Short Tax Optimized Income Fund
Alpine Ultra Short Tax Optimized Income Fund
Investment Objective
The investment objective of the Alpine Ultra Short Tax Optimized Income Fund (the “Fund”)is to seek high after-tax current income consistent with preservation of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $250,000 in the Fund’s Adviser Class shares. More information about these and other discounts is available from your financial professional and in the Fund’s prospectus and statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Adviser Class Alpine Ultra Short Tax Optimized Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[1]	0.50%
Maximum Deferred Sales Charge (Load)		none
Redemption Fee (as a percentage of amount redeemed within 30 days or less of purchase)		0.25%
[1]	The 0.50% sales charge may be waived on shares purchased through certain financial intermediaries that have entered into contractual agreements with the Fund's distributor.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Adviser Class Alpine Ultra Short Tax Optimized Income Fund
Management Fees (as a percentage of Assets)		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.03%
Total Annual Fund Operating Expenses		1.03%
Less: Fee Waiver / Expense Reimbursements		(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursements	[1]	0.95%
[1]	Effective December 1, 2009, Alpine Woods Capital Investors, LLC (the "Adviser") has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 0.95% of the Fund's Adviser class' average net assets. Subject to annual approval by the Board of Trustees of the Alpine Income Trust (the "Board of Trustees"), this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination. Prior to December 1, 2009, the expense cap was 0.85%. "Total Annual Operating Expenses after Fee Waiver / Expense Reimbursements" have been restated to reflect the current expense cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Adviser Class Alpine Ultra Short Tax Optimized Income Fund	97	320	561	1,253

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of municipal obligations that pay interest that is free from U.S. federal income tax (other than federal alternative minimum tax (“AMT”)) and taxable debt obligations. The Fund expects that at least 80% of its net assets will normally be invested in tax-exempt obligations. The taxable debt obligations in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, U.S. corporate debt obligations, mortgage-related and asset-backed securities and money market instruments. In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. It is expected that the Fund’s average portfolio maturity, at the time of investment, will range from 30 days to three years depending on market conditions. The obligations in which the Fund invests must, at the time of purchase, be rated investment grade, as determined by the various rating agencies, or if unrated, of comparable quality as determined by the Adviser.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest and seeks to enhance performance and manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund. The Adviser also considers economic factors to develop strategic forecasts as to the direction of interest rates which are then used to establish the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary. The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Tax Optimized Strategy. The Fund attempts to achieve high after-tax returns, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations. Through a variety of tax-efficient strategies, the Adviser seeks to limit the portion of the Fund’s distributions that will be taxable as ordinary income. The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. It is possible to lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program.

•	Derivative Securities Risk — The Fund may invest in municipal derivative securities which are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

•	Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

•	Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

•	Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

•	Liquidity Risk — Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•	Mortgage Related and Asset Backed Securities Risk — These securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the owner. This could reduce the Fund’s share price and its income distributions.

•	Tax Risk — Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Additionally, maximizing after-tax income may require trade-offs that reduce pre-tax income. The Fund’s tax-efficient strategies may reduce the taxable income of the Fund’s shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.

Performance

The bar chart and table below show how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund for full calendar years. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table below compares the Fund’s performance over time to the Fund’s benchmarks. The chart and table assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com.

Alpine Ultra Short Tax Optimized Income Fund Calendar Year Total Returns as of 12/31 Each Year: Adviser Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
1.11%	6/30/05	(0.01)%	3/31/05

Average Annual Total Returns (For the periods ending December 31, 2010)
Average Annual Total Returns Alpine Ultra Short Tax Optimized Income Fund	1 Year	5 Years	Since Inception	Inception Date
Adviser Class	0.94%	3.03%	2.65%	Mar 30, 2004
Adviser Class - Return After Taxes on Distributions	0.94%	2.90%	2.45%	Mar 30, 2004
Adviser Class - Return After Taxes on Distributions and Sale of Fund Shares	1.01%	2.89%	2.48%	Mar 30, 2004
Adviser Class - Lipper Short Municipal Debt Funds Average (reflects no deduction for fees, expenses or taxes)	1.21%	2.55%	2.23%	Mar 30, 2004
Adviser Class - Barclays Capital Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes)	1.17%	3.35%	2.76%	Mar 30, 2004

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578. Performance data shown does not reflect the 0.25% redemption fee imposed on shares held for fewer than 30 days. If it did, total returns would be reduced. Effective October 12, 2007, Alpine Ultra Short Tax Optimized Fund Adviser Class began imposing a maximum sales charge of 0.50% on purchases. Performance data shown for time period beginning with dates after October 12, 2007 reflect the sales charge.

After-tax returns are calculated using the historical highest individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	ALPINE INCOME TRUST
CIK	dei_EntityCentralIndexKey	0001194319
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar 7, 2011
Effective Date	dei_DocumentEffectiveDate	Mar 7, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Investor Class | Alpine Ultra Short Tax Optimized Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Alpine Ultra Short Tax Optimized Income Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of Alpine Ultra Short Tax Optimized Income Fund is to seek high after-tax current income consistent with preservation of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Prior to December 1, 2009, the expense cap was 0.60%. "Total Annual Operating Expenses after Fee Waiver / Expense Reimbursements" have been restated to reflect the current expense cap.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests its assets in a combination of municipal obligations that pay interest that is free from federal income tax (other than federal alternative minimum tax (“AMT”) and taxable debt obligations. The Fund expects that at least 80% of its net assets will normally be invested in tax-exempt obligations. The taxable debt obligations in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, U.S. corporate debt obligations, mortgage-related and asset-backed securities and money market instruments. In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. It is expected that the Fund’s average portfolio maturity, at the time of purchase, will range from 30 days to three years depending on market conditions. The obligations in which the Fund invests must, at the time of purchase, be rated investment grade, as determined by the various rating agencies, or if unrated, of comparable quality as determined by the Adviser.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest and seeks to enhance performance and manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund. The Adviser also considers economic factors to develop strategic forecasts as to the direction of interest rates which are then used to establish the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary. The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Tax Optimized Strategy. The Fund attempts to achieve high after-tax returns, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations. Through a variety of tax-efficient strategies, the Adviser seeks to limit the portion of the Fund’s distributions that will be taxable as ordinary income. The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. It is possible to lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program.

•	Derivative Securities Risk — The Fund may invest in municipal derivative securities which are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

•	Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

•	Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

•	Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

•	Liquidity Risk — Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•	Mortgage Related and Asset Backed Securities Risk — These securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the owner. This could reduce the Fund’s share price and its income distributions.

•	Tax Risk — Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Additionally, maximizing after-tax income may require trade-offs that reduce pre-tax income. The Fund’s tax-efficient strategies may reduce the taxable income of the Fund’s shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below show how the Fund has performed and provides some indication of the risks of investing in Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Investor Class of the Fund for full calendar years. The table below it compares the performance of the Alpine Ultra Short Tax Optimized Income Fund over time to the Fund’s benchmarks. The chart and table assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show how the Fund has performed and provides some indication of the risks of investing in Fund by showing how its performance has varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-785-5578
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpinefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Alpine Ultra Short Tax Optimized Income Fund Calendar Year Total Returns as of 12/31 Each Year: Investor Class
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best and Worst Quarter Results During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
2.47%	6/30/2003	(0.58)%	6/30/2004

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.58%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ending December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578. Performance data shown does not reflect the 0.25% redemption fee imposed on shares held for fewer than 30 days. If it did, total returns would be reduced.

After-tax returns are calculated using the historical highest individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Adviser Class | Alpine Ultra Short Tax Optimized Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Alpine Ultra Short Tax Optimized Income Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Alpine Ultra Short Tax Optimized Income Fund (the “Fund”)is to seek high after-tax current income consistent with preservation of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $250,000 in the Fund’s Adviser Class shares. More information about these and other discounts is available from your financial professional and in the Fund’s prospectus and statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund's Adviser Class shares.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	250,000
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Prior to December 1, 2009, the expense cap was 0.85%. "Total Annual Operating Expenses after Fee Waiver / Expense Reimbursements" have been restated to reflect the current expense cap.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests its assets in a combination of municipal obligations that pay interest that is free from U.S. federal income tax (other than federal alternative minimum tax (“AMT”)) and taxable debt obligations. The Fund expects that at least 80% of its net assets will normally be invested in tax-exempt obligations. The taxable debt obligations in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, U.S. corporate debt obligations, mortgage-related and asset-backed securities and money market instruments. In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. It is expected that the Fund’s average portfolio maturity, at the time of investment, will range from 30 days to three years depending on market conditions. The obligations in which the Fund invests must, at the time of purchase, be rated investment grade, as determined by the various rating agencies, or if unrated, of comparable quality as determined by the Adviser.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest and seeks to enhance performance and manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund. The Adviser also considers economic factors to develop strategic forecasts as to the direction of interest rates which are then used to establish the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary. The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Tax Optimized Strategy. The Fund attempts to achieve high after-tax returns, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations. Through a variety of tax-efficient strategies, the Adviser seeks to limit the portion of the Fund’s distributions that will be taxable as ordinary income. The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. It is possible to lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program.

•	Derivative Securities Risk — The Fund may invest in municipal derivative securities which are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

•	Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

•	Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

•	Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

•	Liquidity Risk — Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•	Mortgage Related and Asset Backed Securities Risk — These securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the owner. This could reduce the Fund’s share price and its income distributions.

•	Tax Risk — Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Additionally, maximizing after-tax income may require trade-offs that reduce pre-tax income. The Fund’s tax-efficient strategies may reduce the taxable income of the Fund’s shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below show how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund for full calendar years. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table below compares the Fund’s performance over time to the Fund’s benchmarks. The chart and table assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show how the Fund has performed and provides some indication of the risks of investing in Fund by showing how its performance has varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-785-5578
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpinefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Alpine Ultra Short Tax Optimized Income Fund Calendar Year Total Returns as of 12/31 Each Year: Adviser Class
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Effective October 12, 2007, Alpine Ultra Short Tax Optimized Fund Adviser Class began imposing a maximum sales charge of 0.50% on purchases. Performance data shown for time period beginning with dates after October 12, 2007 reflect the sales charge.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best and Worst Quarter Results During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
1.11%	6/30/05	(0.01)%	3/31/05

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2005
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ending December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578. Performance data shown does not reflect the 0.25% redemption fee imposed on shares held for fewer than 30 days. If it did, total returns would be reduced. Effective October 12, 2007, Alpine Ultra Short Tax Optimized Fund Adviser Class began imposing a maximum sales charge of 0.50% on purchases. Performance data shown for time period beginning with dates after October 12, 2007 reflect the sales charge.

After-tax returns are calculated using the historical highest individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Alpine Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Alpine Municipal Money Market Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of Alpine Municipal Money Market Fund is to seek high federally tax-exempt current income consistent with preservation of capital and maintenance of liquidity.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Alpine Municipal Money Market Fund is managed to seek attractive yields and seeks to maintain a stable share price of  $1.00. The Fund invests in a variety of high-quality, short-term municipal securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the federal alternative minimum tax (“AMT”). These obligations include high quality, short-term debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. As a money market fund, the Fund complies with Securities and Exchange Commission (“SEC”) rules relating to the quality, maturity, liquidity and diversification of its portfolio investments that are designed to promote price stability.

The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the AMT. If this is the case, the Fund’s net return to those investors may be lower than to investors not subject to AMT. The Fund may also invest its assets in the securities of other investment companies to the extent permitted by the 1940 Act.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from federal tax consistent changes in interest rates.

Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

Liquidity Risk — Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with preservation of capital similar investment goals.

Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risk — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

Redemption Risk — The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a  $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Regulatory Risk — The SEC recently amended the rules governing money market funds. In addition, the SEC continues to review the regulation of such funds. Any further changes by the SEC or additional legislative developments may affect the Alpine Municipal Money Market Fund’s operations, investment strategies, performance and yield.

May Lose Money	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below show how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund for full calendar years. The table below it compares the performance of the Alpine Municipal Money Market Fund over time to the Fund’s benchmark. The chart and table assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show how the Alpine Municipal Money Market Fund has performed and provides some indication of the risks of investing in the Alpine Municipal Money Market Fund by showing how its performance has varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-785-5578
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpinefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Alpine Municipal Money Market Fund Calendar Year Total Returns as of 12/31 Each Year
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund:

Best Quarter		Worst Quarter
0.93%	9/30/2007	0.03%	3/31/2010

The 7-day yield for the period ended December 31, 2010 for the Alpine Municipal Money Market Fund was 0.29%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ending December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Performance data quoted represents past performance and is not predictive of future results. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by calling 1-888-785-5578.

Money Market, Seven Day Yield Caption	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for the period ended December 31, 2010 for the Alpine Municipal Money Market Fund
7-Day Yield	rr_MoneyMarketSevenDayYield	0.29%
Alpine Municipal Money Market Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMUXX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	50
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	157
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	274
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	615
2003	rr_AnnualReturn2003	1.11%
2004	rr_AnnualReturn2004	1.20%
2005	rr_AnnualReturn2005	2.46%
2006	rr_AnnualReturn2006	3.39%
2007	rr_AnnualReturn2007	3.65%
2008	rr_AnnualReturn2008	2.67%
2009	rr_AnnualReturn2009	0.76%
2010	rr_AnnualReturn2010	0.21%
1 Year	rr_AverageAnnualReturnYear01	0.21%
5 Years	rr_AverageAnnualReturnYear05	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2002
Alpine Municipal Money Market Fund | Lipper Tax-Exempt Money Market Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	1.56%
Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2002
Alpine Ultra Short Tax Optimized Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ATOIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	(0.25%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Less: Fee Waiver / Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursements	rr_NetExpensesOverAssets	0.70%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	72
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	242
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	426
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	959
2003	rr_AnnualReturn2003	4.26%
2004	rr_AnnualReturn2004	1.74%
2005	rr_AnnualReturn2005	2.15%
2006	rr_AnnualReturn2006	4.08%
2007	rr_AnnualReturn2007	4.15%
2008	rr_AnnualReturn2008	3.58%
2009	rr_AnnualReturn2009	3.27%
2010	rr_AnnualReturn2010	1.30%
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	3.27%
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2002
Alpine Ultra Short Tax Optimized Income Fund | Investor Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	3.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2002
Alpine Ultra Short Tax Optimized Income Fund | Investor Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.33%
5 Years	rr_AverageAnnualReturnYear05	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2002
Alpine Ultra Short Tax Optimized Income Fund | Investor Class | - Lipper Short Municipal Debt Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.21%
5 Years	rr_AverageAnnualReturnYear05	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2002
Alpine Ultra Short Tax Optimized Income Fund | Investor Class | - Barclays Capital Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.17%
5 Years	rr_AverageAnnualReturnYear05	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2002
Alpine Ultra Short Tax Optimized Income Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ATOAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%	[2]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	(0.25%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Less: Fee Waiver / Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	97
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	320
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	561
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,253
2005	rr_AnnualReturn2005	2.21%
2006	rr_AnnualReturn2006	4.01%
2007	rr_AnnualReturn2007	3.88%
2008	rr_AnnualReturn2008	3.34%
2009	rr_AnnualReturn2009	3.03%
2010	rr_AnnualReturn2010	0.94%
1 Year	rr_AverageAnnualReturnYear01	0.94%
5 Years	rr_AverageAnnualReturnYear05	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2004
Alpine Ultra Short Tax Optimized Income Fund | Adviser Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.94%
5 Years	rr_AverageAnnualReturnYear05	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2004
Alpine Ultra Short Tax Optimized Income Fund | Adviser Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.01%
5 Years	rr_AverageAnnualReturnYear05	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2004
Alpine Ultra Short Tax Optimized Income Fund | Adviser Class | - Lipper Short Municipal Debt Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.21%
5 Years	rr_AverageAnnualReturnYear05	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2004
Alpine Ultra Short Tax Optimized Income Fund | Adviser Class | - Barclays Capital Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.17%
5 Years	rr_AverageAnnualReturnYear05	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2004

[1]	Effective December 1, 2009, Alpine Woods Capital Investors, LLC (the "Adviser") has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 0.70% of the Fund's Investor class' average net assets. Subject to annual approval by the Board of Trustees of the Alpine Income Trust (the "Board of Trustees"), this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination. Prior to December 1, 2009, the expense cap was 0.60%. "Total Annual Operating Expenses after Fee Waiver / Expense Reimbursements" have been restated to reflect the current expense cap.
[2]	The 0.50% sales charge may be waived on shares purchased through certain financial intermediaries that have entered into contractual agreements with the Fund's distributor.
[3]	Effective December 1, 2009, Alpine Woods Capital Investors, LLC (the "Adviser") has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 0.95% of the Fund's Adviser class' average net assets. Subject to annual approval by the Board of Trustees of the Alpine Income Trust (the "Board of Trustees"), this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination. Prior to December 1, 2009, the expense cap was 0.85%. "Total Annual Operating Expenses after Fee Waiver / Expense Reimbursements" have been restated to reflect the current expense cap.